Fair Value Measurement - Schedule of fair value of assets and liabilities measured on a non-recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets, Fair Value Disclosure [Abstract]
Marketable securities	$ 49,374
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability—Forward Purchase Warrants	767	$ 0
Fair Value, Nonrecurring
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents	47,217	18,098
Restricted cash	100	1,468
Marketable securities	49,374
Total assets	96,691	19,566
Liabilities, Fair Value Disclosure [Abstract]
Term loan	55,020	56,044
Finance lease obligations	37	430
VCIP/OBIP liability		286
Total liabilities	55,824	56,760
Fair Value, Recurring
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability—Forward Purchase Warrants	767
Level 1 | Fair Value, Nonrecurring
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents	47,217	18,098
Restricted cash	100	1,468
Marketable securities	0
Total assets	47,317	19,566
Liabilities, Fair Value Disclosure [Abstract]
Term loan	0	0
Finance lease obligations	0	0
VCIP/OBIP liability		0
Total liabilities	0	0
Level 1 | Fair Value, Recurring
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability—Forward Purchase Warrants	0
Level 2 | Fair Value, Nonrecurring
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents	0	0
Restricted cash	0	0
Marketable securities	49,374
Total assets	49,374	0
Liabilities, Fair Value Disclosure [Abstract]
Term loan	55,020	56,044
Finance lease obligations	37	430
VCIP/OBIP liability		0
Total liabilities	55,057	56,474
Level 2 | Fair Value, Recurring
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability—Forward Purchase Warrants	0
Level 3 | Fair Value, Nonrecurring
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents	0	0
Restricted cash	0	0
Marketable securities	0
Total assets	0	0
Liabilities, Fair Value Disclosure [Abstract]
Term loan	0	0
Finance lease obligations	0	0
VCIP/OBIP liability		286
Total liabilities	767	$ 286
Level 3 | Fair Value, Recurring
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability—Forward Purchase Warrants	$ 767